Rule 497(d)
                                    FT 400

                     Digital Convergence Portfolio Series
                        Fiber Optics Portfolio Series

             Supplement to the Prospectus dated January 25, 2000

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002